Leases - Summary of Detailed information about Lease Amounts Recognized in Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Lease Amounts Recognized In Profit Or Loss [Abstract]
Interest on lease liabilities	€ 324	€ 765	€ 671
Depreciation	5,569	5,342	4,842
Income from sub-leasing right-of-use assets	(33)	(21)	(7)
Expenses relating to short-term leases *)	547	360	798
Expenses relating to low-value assets *)	8	19	20
Rent concessions	(59)	(408)	0
Total amount recognized in profit or loss	€ 6,356	€ 6,057	€ 6,324